Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
December 31, 2022
FR1-NPRT1-0323
1.811346.118
Bank Loan Obligations - 88.2%
	Principal Amount (a)	Value ($)
Aerospace - 1.0%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.1387% 3/19/26 (b)(c)(d)	2,752,297	2,456,425
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.42% 12/31/27 (b)(c)(d)	2,008,587	1,974,702
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 5/30/25 (b)(c)(d)	3,050,960	3,014,989
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (b)(c)(d)	12,150,171	11,987,115
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 8/22/24 (b)(c)(d)	4,639,553	4,593,158
TOTAL AEROSPACE		24,026,389
Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9926% 4/20/28 (b)(c)(d)	6,475,000	6,439,582
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (b)(c)(d)	3,491,250	3,443,245
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/8/26 (b)(c)(d)	1,987,064	1,890,393
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.923% 4/4/26 (b)(c)(d)	1,068,314	1,016,340
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.1336% 11/23/28 (b)(c)(d)(e)	4,788,000	4,611,802
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.4147% 11/23/29 (b)(c)(d)(e)	900,000	866,880
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (b)(c)(d)	5,022,000	5,158,850
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (b)(c)(d)	6,705,000	6,825,690
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.4283% 3/24/28 (b)(c)(d)	1,492,500	1,432,800
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (b)(c)(d)	9,854,475	9,712,176
TOTAL AIR TRANSPORTATION		41,397,758
Automotive & Auto Parts - 1.6%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.173% 3/5/28 (b)(c)(d)	4,040,557	3,471,526
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 3/16/29 (b)(c)(d)	1,166,188	1,145,056
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 4/30/26 (b)(c)(d)	4,562,298	4,461,563
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8% 6/3/28 (b)(c)(d)	9,030,864	8,330,972
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7377% 11/17/28 (b)(c)(d)	1,235,663	1,167,701
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (b)(c)(d)	3,983,700	3,918,965
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 12/17/28 (b)(c)(d)	4,108,500	3,414,040
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4849% 1/26/29 (b)(c)(d)	3,146,225	2,155,164
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 10.1741% 7/28/29 (b)(c)(d)	1,585,000	1,421,222
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 7/28/28 (b)(c)(d)	2,693,799	2,510,298
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.1711% 2/8/28 (b)(c)(d)	1,920,302	1,763,470
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 2/1/26 (b)(c)(d)	442,047	438,732
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 1/29/28 (b)(c)(d)	4,907,243	4,189,559
TOTAL AUTOMOTIVE & AUTO PARTS		38,388,268
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.9375% 2/27/28 (b)(c)(d)	6,795,208	6,654,207
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 4/9/27 (b)(c)(d)	3,064,568	2,856,760
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.173% 2/18/29 (b)(c)(d)	4,804,673	3,909,802
Novae LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6963% 12/22/28 (b)(c)(d)	3,111,488	2,520,305
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/28 (b)(c)(d)	1,786,950	1,753,069
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.673% 12/16/28 (b)(c)(d)(e)	1,796,850	1,756,421
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 12/14/28 (c)(d)(f)	660,000	650,100
TOTAL BANKS & THRIFTS		20,100,664
Broadcasting - 1.9%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 9.5% 10/25/28 (b)(c)(d)	1,374,039	1,301,902
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 9.5% 8/15/25 (b)(c)(d)	4,305,259	4,133,953
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.3171% 5/25/26 (b)(c)(d)	2,355,262	2,223,767
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.5671% 8/24/26 (b)(c)(d)	19,325,070	2,319,008
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.224% 12/1/28 (b)(c)(d)	8,158,538	7,016,342
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 6.8887% 11/17/24 (b)(c)(d)	2,395,807	1,696,327
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.1201% 12/1/28 (b)(c)(d)	3,653,100	3,539,708
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 9/19/26 (b)(c)(d)	4,120,340	4,082,227
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.89% 9/30/26 (b)(c)(d)	2,343,460	2,226,287
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (b)(c)(d)	3,155,852	3,121,327
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 3/24/26 (b)(c)(d)	4,798,733	4,715,618
1 month U.S. LIBOR + 3.250% 7.6336% 1/31/29 (b)(c)(d)	9,315,844	9,016,992
TOTAL BROADCASTING		45,393,458
Building Materials - 2.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (b)(c)(d)	6,712,026	4,996,633
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.8836% 10/1/26 (b)(c)(d)	2,250,491	2,233,612
1 month U.S. LIBOR + 2.750% 7.1336% 1/3/29 (b)(c)(d)	3,637,549	3,602,992
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 5/19/28 (b)(c)(d)	1,031,632	1,021,150
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/22/28 (b)(c)(d)	2,612,529	2,403,527
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8588% 2/25/29 (b)(c)(d)	19,696,025	17,251,551
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.173% 2/28/27 (b)(c)(d)	2,141,221	2,121,158
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 12/14/28 (b)(c)(d)	695,438	683,268
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.1802% 4/29/29 (b)(c)(d)	4,513,688	4,262,636
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 4/1/29 (b)(c)(d)	1,751,200	1,711,798
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 6/4/28 (b)(c)(d)	5,840,763	5,572,731
CME Term SOFR 1 Month Index + 3.500% 7.923% 6/2/28 (b)(c)(d)	3,101,563	2,958,115
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (b)(c)(d)	2,565,639	2,531,747
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 8.7997% 9/27/24 (b)(c)(d)	1,580,860	1,575,422
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 5/7/28 (b)(c)(d)	2,784,750	2,652,976
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.073% 10/19/27 (b)(c)(d)	3,660,650	3,533,845
TOTAL BUILDING MATERIALS		59,113,161
Cable/Satellite TV - 2.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.14% 2/1/27 (b)(c)(d)	12,458,321	12,149,105
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.5679% 1/31/28 (b)(c)(d)	7,240,000	6,992,030
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3179% 10/15/29 (b)(c)(d)	1,940,000	1,876,465
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.8179% 4/15/27 (b)(c)(d)	8,384,194	7,461,933
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 8.8225% 1/15/26 (b)(c)(d)	1,925,000	1,790,250
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.3836% 8/2/27 (b)(c)(d)	407,003	395,387
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.0679% 9/25/28 (b)(c)(d)	1,910,000	1,889,716
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 6.5679% 7/17/25 (b)(c)(d)	2,728,987	2,572,071
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.1647% 7/31/25 (b)(c)(d)	5,990,685	5,668,686
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 7.7666% 1/31/26 (b)(c)(d)	1,472,679	1,361,006
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (b)(c)(d)	5,075,000	4,709,194
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.8179% 1/31/28 (b)(c)(d)	5,373,792	5,275,935
TOTAL CABLE/SATELLITE TV		52,141,778
Capital Goods - 0.5%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.4375% 7/23/29 (b)(c)(d)	2,102,120	2,081,477
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (c)(d)(f)	3,600,000	3,557,268
CPM Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.3701% 11/15/26 (b)(c)(d)	514,697	500,116
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0088% 1/24/29 (b)(c)(d)	3,645,142	3,574,536
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 12.4929% 4/16/25 (b)(c)(d)(e)	1,659,320	1,553,621
TOTAL CAPITAL GOODS		11,267,018
Chemicals - 2.7%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/30/28 (b)(c)(d)	5,857,143	5,127,928
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.0714% 9/22/29 (b)(c)(d)(e)	930,000	802,125
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(d)(g)	863,694	756,164
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.1387% 11/24/28 (b)(c)(d)	1,575,000	1,425,375
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1387% 11/24/27 (b)(c)(d)	3,973,330	3,850,832
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (b)(c)(d)	1,354,797	1,352,426
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 5/27/29 (b)(c)(d)	2,756,150	2,556,329
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.7214% 5/7/25 (b)(c)(d)(e)	1,556,151	1,482,234
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.8836% 5/7/25 (b)(c)(d)	2,638,343	2,575,683
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (b)(c)(d)	5,250,000	4,773,563
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 5/27/28 (b)(c)(d)	3,902,587	3,219,634
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (b)(c)(d)	2,231,223	2,038,780
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.9345% 3/15/29 (b)(c)(d)	7,960,000	6,813,760
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.8586% 2/9/30 (b)(c)(d)(e)	2,105,000	1,641,900
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 12/29/27 (b)(c)(d)	1,847,100	1,328,065
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/20/26 (b)(c)(d)	6,369,866	6,247,246
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3044% 12/1/26 (b)(c)(d)	3,469,950	2,793,310
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (b)(c)(d)	5,464,800	5,234,076
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (b)(c)(d)	2,952,076	2,906,319
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.14% 4/3/25 (b)(c)(d)	3,502,534	3,431,923
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (b)(c)(d)	2,224,963	2,179,084
TOTAL CHEMICALS		62,536,756
Consumer Products - 2.1%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.2812% 2/7/29 (b)(c)(d)(e)	4,169,050	3,814,681
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.3836% 6/11/26 (b)(c)(d)	1,694,199	1,639,934
CME Term SOFR 1 Month Index + 4.620% 9.048% 6/11/26 (b)(c)(d)	1,463,925	1,420,007
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 6/11/26 (b)(c)(d)	2,960,050	2,874,949
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.3836% 5/23/27 (b)(c)(d)	1,050,429	1,014,977
CME Term SOFR 1 Month Index + 3.500% 12/8/29 (c)(d)(f)	2,850,000	2,789,438
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.239% 11/8/27 (b)(c)(d)	3,979,125	3,844,830
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 5/17/28 (b)(c)(d)	2,041,501	1,707,205
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 9/29/28 (b)(c)(d)	2,851,711	2,751,901
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 1/6/28 (b)(c)(d)	2,068,053	1,881,928
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/21/25 (b)(c)(d)	3,686,192	3,548,733
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (b)(c)(d)	5,385,323	5,109,325
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (b)(c)(d)	3,735,176	3,170,231
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9241% 3/4/28 (b)(c)(d)	2,215,538	2,147,919
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (b)(c)(d)(e)	2,476,288	1,733,401
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6875% 8/5/28 (b)(c)(d)	4,358,211	4,031,346
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 6/29/28 (b)(c)(d)	1,581,129	1,256,997
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.365% 6/29/28 (b)(c)(d)	207,961	165,329
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.89% 5/14/28 (b)(c)(d)	1,829,636	1,520,885
Woof Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1039% 12/21/27 (b)(c)(d)	3,212,229	3,014,131
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.250% 11.6039% 12/21/28 (b)(c)(d)	605,000	544,500
TOTAL CONSUMER PRODUCTS		49,982,647
Containers - 1.9%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 3/3/28 (b)(c)(d)	4,997,044	4,757,086
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.43% 3/11/28 (b)(c)(d)	579,676	550,484
1 month U.S. LIBOR + 3.750% 7.91% 3/11/28 (b)(c)(d)	5,896,125	5,661,223
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.0243% 7/1/26 (b)(c)(d)	3,746,952	3,712,892
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 7.3701% 4/3/24 (b)(c)(d)	1,417,500	1,382,261
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.1336% 12/21/26 (b)(c)(d)	1,215,625	1,205,754
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/27 (b)(c)(d)	3,852,666	3,735,891
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 8/4/27 (b)(c)(d)	4,456,453	4,371,023
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (b)(c)(d)	2,132,025	1,884,838
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.1336% 8/1/26 (b)(c)(d)	493,750	477,703
1 month U.S. LIBOR + 4.000% 8.1875% 7/31/26 (b)(c)(d)	2,172,441	2,107,811
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8758% 11/18/25 (b)(c)(d)	1,484,657	1,417,224
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 1/30/27 (b)(c)(d)	5,223,674	5,175,511
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 2/5/26 (b)(c)(d)	3,062,500	3,021,340
1 month U.S. LIBOR + 3.250% 7.6336% 9/24/28 (b)(c)(d)	2,108,113	2,076,786
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/12/28 (b)(c)(d)	3,061,538	3,017,543
TOTAL CONTAINERS		44,555,370
Diversified Financial Services - 2.2%
ACNR Holdings, Inc. term loan 20.3269% 9/16/25 (b)(d)(e)	221,374	223,034
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 2/4/28 (b)(c)(d)	3,949,650	3,911,575
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.6849% 3/1/25 (b)(c)(d)	1,944,118	1,778,149
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.6849% 10/15/26 (b)(c)(d)	2,970,947	2,733,895
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.823% 10/31/26 (b)(c)(d)	1,980,386	1,957,750
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 1/27/27 (b)(c)(d)	1,777,500	1,724,175
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9799% 7/12/28 (b)(c)(d)	1,177,728	1,169,637
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 6/27/25 (b)(c)(d)	1,562,530	1,556,186
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 6/24/28 (b)(c)(d)	3,670,849	3,593,504
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 6/30/28 (b)(c)(d)	2,214,450	2,184,931
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 9/24/27 (b)(c)(d)	2,249,200	2,043,961
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.5891% 3/1/25 (b)(c)(d)	4,201,215	4,168,655
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.2776% 4/21/28 (b)(c)(d)	3,875,389	3,539,509
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8125% 9/1/27 (b)(c)(d)(e)	2,374,329	2,309,035
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.6336% 11/5/29 (b)(c)(d)	2,500,000	2,307,300
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 11/8/26 (b)(c)(d)	2,961,832	2,831,719
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 11/16/26 (b)(c)(d)	3,683,518	3,627,602
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 12/1/28 (b)(c)(d)	2,881,252	2,849,242
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.11% 4/29/26 (b)(c)(d)	2,278,368	2,245,468
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.3636% 2/9/27 (b)(c)(d)	4,573,833	4,345,141
TOTAL DIVERSIFIED FINANCIAL SERVICES		51,100,468
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.284% 10/28/27 (b)(c)(d)	6,931,056	5,705,992
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2302% 2/10/27 (b)(c)(d)	11,403,685	9,301,188
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (b)(c)(d)	11,269,167	10,526,641
TOTAL DIVERSIFIED MEDIA		25,533,821
Energy - 2.4%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9223% 11/14/26 (b)(c)(d)	2,562,794	2,481,630
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (b)(c)(d)	7,736,102	7,383,181
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 3/17/28 (b)(c)(d)(e)	1,876,425	1,801,368
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 6/4/28 (b)(c)(d)	13,062,709	12,984,725
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 11/19/29 (b)(c)(d)	3,695,000	3,548,124
EG America LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 3/10/26 (b)(c)(d)	1,324,479	1,235,076
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	3,123,025	2,941,515
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (b)(c)(d)(e)	3,156,636	3,046,153
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 9/29/28 (b)(c)(d)	7,336,836	7,261,927
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.6336% 7/18/25 (b)(c)(d)	3,492,239	3,411,498
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (b)(c)(d)	3,181,351	3,030,237
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7.9375% 11/14/25 (b)(c)(d)	4,008,000	3,887,760
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 1/23/27 (b)(c)(d)	2,944,388	2,898,397
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (b)(c)(d)	912,783	875,413
TOTAL ENERGY		56,787,004
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.8836% 9/1/27 (b)(c)(d)	1,076,491	970,725
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 9.8836% 9/1/27 (b)(c)(d)	3,430,000	3,077,362
TOTAL ENTERTAINMENT/FILM		4,048,087
Environmental - 0.6%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.3836% 10/8/28 (b)(c)(d)	1,970,050	1,958,013
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	3,928,796	3,895,833
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	296,516	294,028
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (b)(c)(d)	4,745,669	4,404,598
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 4/14/29 (b)(c)(d)	3,272,706	3,145,889
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8214% 11/17/28 (b)(c)(d)	155,447	148,219
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6875% 4/1/28 (b)(c)(d)	1,191,850	1,175,093
TOTAL ENVIRONMENTAL		15,021,673
Food & Drug Retail - 0.5%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.1336% 10/1/25 (b)(c)(d)	1,254,125	1,037,788
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.4302% 8/1/29 (b)(c)(d)	2,329,163	2,282,579
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 1/29/27 (b)(c)(d)	3,478,306	3,379,279
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 9.9147% 11/20/25 (b)(c)(d)	5,618,207	4,045,109
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.5679% 4/13/28 (b)(c)(d)	1,580,583	1,422,525
TOTAL FOOD & DRUG RETAIL		12,167,280
Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 12.1336% 10/1/26 (b)(c)(d)	410,000	222,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 10/1/25 (b)(c)(d)	1,549,796	1,284,394
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (b)(c)(d)	6,094,363	5,435,806
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6802% 1/24/30 (b)(c)(d)	2,185,000	1,718,634
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 10/23/27 (b)(c)(d)	4,760,425	4,657,267
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.6711% 5/16/29 (b)(c)(d)	7,135,000	6,914,243
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/23/27 (b)(c)(d)	3,496,733	3,325,778
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (b)(c)(d)	9,037,277	8,373,037
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.3836% 9/13/26 (b)(c)(d)	2,389,819	2,362,647
TOTAL FOOD/BEVERAGE/TOBACCO		34,294,026
Gaming - 4.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5421% 10/1/28 (b)(c)(d)	8,069,660	7,446,278
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 7/20/25 (b)(c)(d)	7,812,778	7,786,136
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 12/22/24 (b)(c)(d)	15,139,828	15,091,835
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.323% 1/27/29 (b)(c)(d)	25,680,533	24,367,744
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0918% 7/4/28 (b)(c)(d)	1,356,600	1,348,881
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.39% 10/20/24 (b)(c)(d)	7,078,403	7,051,859
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (b)(c)(d)	2,060,000	2,047,990
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.2299% 3/16/27 (b)(c)(d)	2,940,113	2,917,151
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 4/26/28 (b)(c)(d)	2,789,688	2,664,152
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 5/29/26 (b)(c)(d)	3,284,152	3,259,521
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4171% 4/7/29 (b)(c)(d)	4,574,506	4,500,994
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (b)(c)(d)	6,079,763	5,788,116
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (b)(c)(d)	7,836,490	7,715,651
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.64% 2/7/27 (b)(c)(d)	6,389,949	6,226,877
TOTAL GAMING		98,213,185
Healthcare - 5.0%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9802% 2/2/29 (b)(c)(d)	2,059,650	1,665,742
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/23/28 (b)(c)(d)	3,230,282	3,167,711
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 11/6/27 (b)(c)(d)	4,986,991	4,956,521
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.5329% 2/12/28 (b)(c)(d)	2,000,000	1,890,840
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 12/13/26 (b)(c)(d)	7,215,453	6,529,985
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 5.8701% 8/1/27 (b)(c)(d)	6,283,806	6,023,594
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 11/1/28 (b)(c)(d)	1,719,170	1,671,463
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	2,750,735	2,616,637
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (b)(c)(d)	16,902,237	15,824,719
HAH Group Holding Co. LLC:
1LN, term loan 1 month U.S. LIBOR + 5.000% 9.43% 10/29/27 (b)(c)(d)	775,866	738,043
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.43% 10/29/27 (b)(c)(d)	98,174	93,388
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1875% 3/15/28 (b)(c)(d)	2,819,775	2,816,250
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.19% 1/6/29 (b)(c)(d)	3,627,588	3,504,032
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6875% 5/4/28 (b)(c)(d)	7,579,575	7,461,182
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 5/5/28 (b)(c)(d)	8,224,971	8,141,405
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.955% 10/19/27 (b)(c)(d)	2,521,644	2,471,211
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 8/31/26 (b)(c)(d)	3,425,982	2,910,474
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.6336% 8/30/27 (b)(c)(d)	1,310,000	965,038
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 10/23/28 (b)(c)(d)	2,270,313	2,154,481
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3275% 3/2/28 (b)(c)(d)	1,743,051	1,213,355
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (b)(c)(d)	8,056,967	7,966,326
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (b)(c)(d)	4,049,712	3,832,040
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/27 (b)(c)(d)	5,287,235	4,372,966
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (b)(c)(d)	9,404,779	9,041,661
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 8.7349% 6/20/26 (b)(c)(d)	3,834,830	2,569,336
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	2,884,112	2,872,951
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.05% 8/31/26 (b)(c)(d)	485,865	479,131
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 11.6201% 10/1/29 (b)(c)(d)(e)	775,000	713,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3701% 10/1/28 (b)(c)(d)	4,606,338	4,379,154
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.6336% 12/15/27 (b)(c)(d)	2,148,250	1,935,101
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0918% 11/20/26 (b)(c)(d)	2,155,303	1,851,772
TOTAL HEALTHCARE		116,829,509
Homebuilders/Real Estate - 0.7%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/21/25 (b)(c)(d)	7,421,061	7,238,206
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.423% 1/27/29 (b)(c)(d)	3,212,500	3,044,647
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.073% 1/30/27 (b)(c)(d)	2,599,621	2,373,454
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.073% 1/30/27 (b)(c)(d)	147,034	134,242
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.423% 9/1/27 (b)(c)(d)	4,516,050	4,478,431
TOTAL HOMEBUILDERS/REAL ESTATE		17,268,980
Hotels - 2.4%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 4/30/28 (b)(c)(d)	2,013,182	1,433,546
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.3179% 9/9/26 (b)(c)(d)	2,729,067	2,679,043
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.3836% 6/30/25 (b)(c)(d)	3,502,712	3,348,838
1 month U.S. LIBOR + 3.250% 7.6336% 10/18/28 (b)(c)(d)	7,179,956	6,702,489
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 11/30/29 (b)(c)(d)	7,445,981	7,443,300
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 8/2/28 (b)(c)(d)	14,940,688	14,828,632
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1725% 6/21/26 (b)(c)(d)	2,792,849	2,781,734
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 8/31/25 (b)(c)(d)	3,381,280	3,337,323
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 12.98% 6/23/26 (b)(c)(d)	2,048,800	1,768,791
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5757% 12/15/28 (b)(c)(d)	2,700,000	2,627,451
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 5.170% 13.4799% 2/28/25 (b)(c)(d)	3,835,785	3,835,363
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (b)(c)(d)	4,655,652	3,146,429
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.1336% 5/30/25 (b)(c)(d)	2,687,597	2,682,222
TOTAL HOTELS		56,615,161
Insurance - 5.1%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 2/13/27 (b)(c)(d)	13,361,718	12,509,908
1 month U.S. LIBOR + 4.250% 8.6336% 2/15/27 (b)(c)(d)	2,554,200	2,466,923
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (b)(c)(d)	4,725,000	4,677,750
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 2/15/27 (b)(c)(d)	829,500	786,208
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 5/10/25 (b)(c)(d)	4,561,764	4,496,759
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 5/9/25 (b)(c)(d)	965,000	951,384
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8539% 11/12/27 (b)(c)(d)	4,162,001	4,062,404
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 2/19/28 (b)(c)(d)	6,213,033	6,094,613
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 2/13/27 (b)(c)(d)	5,032,462	4,878,368
1 month U.S. LIBOR + 3.500% 7.8836% 2/13/27 (b)(c)(d)	192,075	185,737
Asurion LLC:
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 11/3/24 (b)(c)(d)	4,191,527	4,062,051
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.6336% 1/31/28 (b)(c)(d)	15,975,000	12,393,884
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.6336% 1/20/29 (b)(c)(d)	19,820,000	15,318,085
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 12/23/26 (b)(c)(d)	9,224,042	8,203,678
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 7/31/27 (b)(c)(d)	4,958,567	4,329,474
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5276% 4/25/25 (b)(c)(d)	14,443,750	14,295,990
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.3269% 4/25/25 (b)(c)(d)	9,876,074	9,756,771
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (b)(c)(d)	2,844,604	2,819,714
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (b)(c)(d)	7,031,296	6,955,991
TOTAL INSURANCE		119,245,692
Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/17/28 (b)(c)(d)	4,333,843	4,271,566
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.3214% 11/24/28 (b)(c)(d)	1,860,938	1,809,762
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3613% 7/21/28 (b)(c)(d)	10,610,269	9,894,076
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.4066% 9/9/23 (b)(c)(d)	4,422,957	4,333,126
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	5,645,675	1,005,890
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	2,315,581	400,549
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 1/15/30 (b)(c)(d)	7,380,000	7,370,775
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	1,000,000	650,000
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (b)(c)(d)	5,625,885	4,212,381
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.19% 8/27/28 (b)(c)(d)	1,812,063	1,791,677
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1058% 12/14/26 (b)(c)(d)(e)	6,536,250	6,046,031
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8125% 5/12/28 (b)(c)(d)	3,119,194	2,924,244
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 8/25/28 (b)(c)(d)	2,587,026	2,537,122
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 8.8836% 12/21/25 (b)(c)(d)	4,502,103	2,941,854
Topgolf Callaway Brands Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.8836% 1/4/26 (b)(c)(d)	2,677,500	2,667,459
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (b)(c)(d)	7,866,392	6,332,446
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	750,000	607,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	938,400	825,792
TOTAL LEISURE		60,622,250
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (b)(c)(d)	2,530,274	2,410,086
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.598% 4/13/29 (b)(c)(d)	18,651,275	17,726,545
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 3/1/28 (b)(c)(d)	1,654,010	1,199,984
TOTAL PAPER		21,336,615
Publishing/Printing - 0.6%
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3302% 6/16/26 (b)(c)(d)	2,945,221	2,271,502
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 11/3/23 (b)(c)(d)	473,234	363,681
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 12.9878% 3/13/25 (b)(c)(d)(e)	2,374,125	2,302,901
3 month U.S. LIBOR + 3.250% 7.6358% 3/13/25 (b)(c)(d)	2,247,289	2,078,743
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 1/28/29 (b)(c)(d)	2,382,000	2,285,243
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 11.8836% 7/2/29 (b)(c)(d)	590,000	550,175
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 7/8/28 (b)(c)(d)	2,341,350	2,198,926
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/7/28 (b)(c)(d)	2,096,250	2,034,494
TOTAL PUBLISHING/PRINTING		14,085,665
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.4907% 4/6/28 (b)(c)(d)	4,541,182	4,155,181
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 11/23/28 (b)(c)(d)	486,313	455,514
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6015% 11/23/29 (b)(c)(d)(e)	2,095,000	2,084,525
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	1,481,161	1,334,585
CME Term SOFR 1 Month Index + 4.000% 8.6802% 7/21/28 (b)(c)(d)	1,313,766	1,244,794
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	551,121	496,582
CME Term SOFR 1 Month Index + 4.000% 8.6802% 7/21/28 (b)(c)(d)	91,234	86,444
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (b)(c)(d)	3,434,875	3,412,548
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (b)(c)(d)	3,620,819	3,300,485
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.7299% 7/22/29 (b)(c)(d)	1,295,000	1,073,231
TOTAL RAILROAD		17,643,889
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1407% 11/19/26 (b)(c)(d)	2,899,005	2,844,649
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.4375% 6/29/29 (b)(c)(d)	2,827,913	2,812,020
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6336% 11/22/28 (b)(c)(d)	1,710,188	1,598,307
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.0891% 3/15/28 (b)(c)(d)	663,032	653,915
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3418% 10/20/28 (b)(c)(d)	2,069,315	1,938,266
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2349% 3/1/26 (b)(c)(d)	3,489,063	2,991,871
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 7/21/28 (b)(c)(d)	8,708,847	8,405,866
TOTAL RESTAURANTS		21,244,894
Services - 9.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/27/24 (b)(c)(d)	2,847,127	2,825,773
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.423% 12/20/29 (b)(c)(d)	2,355,000	2,143,050
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 12/21/28 (b)(c)(d)	10,437,550	10,085,283
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3887% 8/12/28 (b)(c)(d)	1,886,810	1,869,282
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 9/7/28 (b)(c)(d)	1,103,757	1,089,960
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (b)(c)(d)	2,481,250	2,400,609
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (b)(c)(d)	2,421,650	2,330,838
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.173% 5/14/28 (b)(c)(d)	9,420,750	8,932,096
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.73% 7/9/28 (b)(c)(d)	4,344,199	4,280,383
Aramark Services, Inc. Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 3/11/25 (b)(c)(d)	4,726,300	4,689,388
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (b)(c)(d)	3,705,000	3,163,144
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/10/28 (b)(c)(d)	8,815,950	8,320,053
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (b)(c)(d)	2,049,870	1,824,897
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.4945% 6/21/24 (b)(c)(d)	10,680,799	9,532,613
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7.8836% 2/7/26 (b)(c)(d)	5,984,043	5,890,033
CME Term SOFR 1 Month Index + 3.750% 8.073% 12/30/28 (b)(c)(d)	2,405,700	2,368,412
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/30/28 (b)(c)(d)	1,966,539	1,920,660
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4375% 2/2/28 (b)(c)(d)	1,501,238	1,482,937
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.9375% 6/2/28 (b)(c)(d)	10,156,438	8,442,539
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 8/16/28 (b)(c)(d)	2,400,725	2,304,696
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.49% 7/19/28 (b)(c)(d)	7,110,000	5,762,086
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9442% 8/1/26 (b)(c)(d)	4,130,245	4,076,552
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 10/21/28 (b)(c)(d)	5,209,063	5,104,881
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.3836% 3/29/25 (b)(c)(d)	207,580	205,073
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (b)(c)(d)	2,340,000	1,732,442
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (b)(c)(d)	1,175,339	1,036,743
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.14% 3/3/28 (b)(c)(d)	1,830,952	1,752,569
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8.6875% 3/10/26 (b)(c)(d)	4,646,789	4,460,917
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.073% 4/29/29 (b)(c)(d)	3,405,000	3,073,013
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.65% 6/30/28 (b)(c)(d)	1,861,438	1,752,860
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (b)(c)(d)	5,741,728	5,681,440
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 12/1/27 (b)(c)(d)	2,503,263	2,398,451
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (b)(c)(d)	2,269,719	1,955,749
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (b)(c)(d)	8,229,476	7,782,698
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (b)(c)(d)	1,787,344	1,610,844
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (b)(c)(d)	5,796,864	5,553,744
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.33% 1/23/27 (b)(c)(d)	4,631,954	4,520,000
CME Term SOFR 1 Month Index + 4.000% 8.12% 2/16/29 (b)(c)(d)	4,328,250	4,207,881
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (b)(c)(d)	4,060,000	3,709,825
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.8219% 4/11/29 (b)(c)(d)	12,050,000	10,732,092
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.423% 8/4/28 (b)(c)(d)	7,537,026	7,440,928
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (b)(c)(d)	2,733,375	2,232,839
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.9375% 12/10/26 (b)(c)(d)(e)	3,965,123	3,925,472
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/17/27 (b)(c)(d)	390,961	354,797
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 12/17/27 (b)(c)(d)	623,215	565,568
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8869% 4/3/28 (b)(c)(d)	3,408,278	2,030,754
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.14% 8/27/28 (b)(c)(d)	2,421,788	2,387,277
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (b)(c)(d)	15,358,026	12,896,903
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/29/25 (b)(c)(d)	2,011,772	1,722,580
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.448% 3/23/27 (b)(c)(d)	1,881,603	1,880,437
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (b)(c)(d)	3,897,106	3,892,234
1 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (b)(c)(d)	5,859,534	5,843,830
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/21/29 (b)(c)(d)	3,370,950	3,238,910
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 11/3/29 (b)(c)(d)	1,750,000	1,728,125
TOTAL SERVICES		213,147,160
Specialty Retailing - 0.2%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.6746% 6/30/27 (b)(c)(d)	4,859,091	4,183,677
Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (b)(c)(d)	2,079,475	2,067,352
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.729% 1/24/27 (b)(c)(d)	2,884,414	2,811,265
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.3214% 6/1/28 (b)(c)(d)	1,461,301	1,384,407
TOTAL STEEL		6,263,024
Super Retail - 4.3%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.8701% 11/6/27 (b)(c)(d)	2,804,551	2,782,339
At Home Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9929% 7/24/28 (b)(c)(d)	2,910,143	2,279,369
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (b)(c)(d)	73,004,051	69,992,632
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.2921% 4/1/28 (b)(c)(d)	4,641,103	3,444,580
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 10/19/27 (b)(c)(d)	1,741,788	1,655,883
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (b)(c)(d)	1,210,537	1,046,740
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (b)(c)(d)	8,052,916	6,930,017
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 11/8/24 (b)(c)(d)	3,313,028	3,286,623
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 10/20/28 (b)(c)(d)	5,577,073	5,118,359
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.673% 10/20/28 (b)(c)(d)	5,925,150	5,527,039
TOTAL SUPER RETAIL		102,063,581
Technology - 16.3%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (b)(c)(d)	3,411,438	3,309,095
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7302% 2/16/28 (b)(c)(d)	3,631,771	3,563,675
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.4087% 10/8/27 (b)(c)(d)	1,624,855	1,591,139
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (b)(c)(d)	10,433,489	7,697,619
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (b)(c)(d)	3,210,000	3,191,543
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9849% 4/23/26 (b)(c)(d)	4,283,313	4,083,411
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 12/4/27 (b)(c)(d)	2,599,280	2,398,928
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8211% 2/15/29 (b)(c)(d)	21,543,701	19,397,086
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.5803% 2/15/29 (b)(c)(d)(g)	3,669,824	3,304,163
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 5/13/29 (b)(c)(d)	2,484,375	2,481,270
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.000% 10.6987% 11/24/26 (b)(c)(d)	5,031,364	3,978,350
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 10/31/26 (b)(c)(d)	2,739,720	2,695,200
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 10/31/26 (b)(c)(d)	5,830,429	5,729,854
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 7/6/29 (b)(c)(d)	11,065,000	10,951,805
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.8836% 4/30/25 (b)(c)(d)	1,644,574	1,613,738
Coherent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 7/1/29 (b)(c)(d)	8,625,755	8,515,777
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.6336% 4/4/26 (b)(c)(d)	9,415,996	8,853,390
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/30/28 (b)(c)(d)	5,059,262	4,795,219
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.9087% 2/10/28 (b)(c)(d)	2,035,644	1,783,733
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	7,962,591	7,681,034
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	5,713,409	5,193,489
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.073% 3/31/29 (b)(c)(d)	630,000	553,348
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.073% 3/31/28 (b)(c)(d)	2,743,316	2,619,867
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.53% 7/6/29 (b)(c)(d)	8,596,054	8,563,818
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.6123% 10/6/29 (b)(c)(d)	1,500,000	1,451,250
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 7/31/27 (b)(c)(d)	2,512,236	2,407,174
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.423% 9/12/29 (b)(c)(d)	11,995,000	11,772,613
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 12/16/28 (b)(c)(d)	2,054,250	1,936,131
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.3836% 8/10/27 (b)(c)(d)	3,778,125	3,738,001
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 10/21/29 (b)(c)(d)	3,684,426	3,674,699
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (b)(c)(d)	3,279,431	3,209,743
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.6336% 7/10/25 (b)(c)(d)	602,800	568,742
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 7/1/24 (b)(c)(d)	4,392,045	4,327,262
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	11,575,778	11,530,980
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 12/1/27 (b)(c)(d)	3,306,113	3,173,868
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9734% 6/5/25 (b)(c)(d)	1,186,918	1,181,731
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 6/9/29 (b)(c)(d)	1,198,975	1,197,692
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.974% 3/1/29 (b)(c)(d)	5,331,804	4,949,993
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (b)(c)(d)	5,400,618	5,240,544
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 10.649% 2/23/29 (b)(c)(d)	3,030,000	2,700,488
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (b)(c)(d)	9,038,447	8,768,559
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.1711% 8/17/29 (b)(c)(d)	8,379,000	8,263,789
NAVEX TopCo, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.39% 9/4/26 (b)(c)(d)	415,000	405,663
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (c)(d)(f)	8,935,000	8,718,326
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.9671% 7/30/28 (b)(c)(d)	3,253,650	3,059,798
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.423% 11/10/27 (b)(c)(d)	4,957,194	4,657,680
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 2/1/28 (b)(c)(d)	21,052,544	20,521,809
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 12/29/27 (b)(c)(d)	1,172,417	1,137,244
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (b)(c)(d)	9,879,938	8,994,300
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.8836% 5/30/26 (b)(c)(d)	2,181,779	2,098,937
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (b)(c)(d)	8,890,973	8,530,355
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (b)(c)(d)	9,027,841	5,609,539
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (b)(c)(d)	7,639,295	7,249,691
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/30/28 (b)(c)(d)	3,595,989	2,197,149
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.6336% 5/31/25 (b)(c)(d)	5,316,318	5,058,477
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4211% 3/1/27 (b)(c)(d)	9,208,483	9,185,462
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 6/21/24 (b)(c)(d)	8,533,033	8,511,701
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (b)(c)(d)	4,111,368	3,959,782
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	4,712,441	4,625,402
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	3,831,091	3,760,331
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 4/16/25 (b)(c)(d)	3,645,780	3,577,422
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/31/27 (b)(c)(d)	2,274,231	2,228,269
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.323% 8/31/28 (b)(c)(d)	7,221,121	7,192,237
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 5/1/24 (b)(c)(d)	637,488	633,345
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.6201% 9/28/24 (b)(c)(d)	2,662,361	2,657,915
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.1336% 5/4/26 (b)(c)(d)	6,153,300	5,922,551
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (b)(c)(d)	11,403,894	10,833,699
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (b)(c)(d)	7,170,000	6,564,135
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 8/27/25 (b)(c)(d)	6,527,175	6,472,412
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.4211% 1/13/29 (b)(c)(d)	4,785,000	4,648,628
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 4/6/28 (b)(c)(d)	4,016,163	3,385,625
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 3/27/28 (b)(c)(d)	3,826,280	3,797,583
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (b)(c)(d)	3,539,900	3,429,278
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 10/30/27 (b)(c)(d)	2,399,701	2,015,749
CME Term SOFR 1 Month Index + 4.250% 8.673% 10/30/27 (b)(c)(d)	1,439,125	1,223,256
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 9/30/26 (b)(c)(d)	4,834,116	4,773,206
TOTAL TECHNOLOGY		382,276,766
Telecommunications - 4.2%
Altice Financing SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (b)(c)(d)	4,236,060	4,045,437
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6.8291% 1/31/26 (b)(c)(d)	1,585,970	1,522,531
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5679% 11/30/27 (b)(c)(d)	1,502,209	1,433,678
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.89% 12/12/26 (b)(c)(d)	1,828,861	1,805,232
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.875% 10/2/27 (b)(c)(d)	1,902,823	1,674,084
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.8701% 4/27/27 (b)(c)(d)	1,438,459	1,400,095
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (b)(c)(d)	11,630,399	11,069,698
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10.75% 5/31/25 (b)(c)(d)	5,343,847	2,404,731
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (b)(c)(d)	23,250,436	22,403,423
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 3/1/27 (b)(c)(d)	675,504	645,951
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (b)(c)(d)	6,714,491	6,506,342
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (b)(c)(d)	5,220,000	4,130,325
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/25/26 (b)(c)(d)	7,844,273	6,343,272
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.14% 4/11/25 (b)(c)(d)	3,320,518	3,305,775
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (b)(c)(d)	9,313,838	6,931,544
3 month U.S. LIBOR + 8.250% 12.6647% 11/1/25 (b)(c)(d)	7,055,000	4,580,459
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.673% 9/21/27 (b)(c)(d)	3,674,728	3,316,442
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 3/9/27 (b)(c)(d)	18,838,135	15,206,331
TOTAL TELECOMMUNICATIONS		98,725,350
Textiles/Apparel - 0.9%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (b)(c)(d)	12,455,533	12,190,853
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/23/28 (b)(c)(d)	3,145,688	3,082,774
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.0769% 7/7/28 (b)(c)(d)	3,635,285	2,441,712
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8836% 4/14/28 (b)(c)(d)	2,905,750	2,674,510
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9826% 8/2/28 (b)(c)(d)	1,525,327	1,479,567
TOTAL TEXTILES/APPAREL		21,869,416
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 12.2299% 5/7/29 (b)(c)(d)(e)	2,500,000	1,475,000
Utilities - 2.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (b)(c)(d)	2,139,638	2,128,276
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/1/25 (b)(c)(d)	11,675,423	11,494,220
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.24% 12/15/27 (b)(c)(d)	2,359,278	2,333,727
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 11/1/26 (b)(c)(d)	1,721,429	1,668,443
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (b)(c)(d)	4,459,163	3,087,034
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/3/29 (b)(c)(d)	1,970,044	1,549,774
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 6/17/28 (b)(c)(d)	1,797,138	1,703,112
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.4375% 6/23/25 (b)(c)(d)	8,704,810	8,625,944
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.39% 1/21/28 (b)(c)(d)	3,598,630	3,544,075
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.892% 3/2/27 (b)(c)(d)	7,049,053	6,787,675
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.12% 12/31/25 (b)(c)(d)	7,004,718	6,936,282
TOTAL UTILITIES		49,858,562
TOTAL BANK LOAN OBLIGATIONS (Cost $2,221,421,345)		2,070,824,002

Nonconvertible Bonds - 4.2%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	3,944,760
8% 12/15/25 (h)	385,000	390,694
TOTAL AEROSPACE		4,335,454
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,062,619
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	795,099
TOTAL AIR TRANSPORTATION		1,857,718
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	14,760,000	14,243,400
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	2,810,000	2,894,019
Univision Communications, Inc. 6.625% 6/1/27 (h)	1,205,000	1,162,596
TOTAL BROADCASTING		4,056,615
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	141,835
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	1,580,000	1,434,624
5.375% 6/1/29 (h)	3,160,000	2,857,493
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.0896% 2/1/24 (b)(c)	1,750,000	1,758,058
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	2,130,000	1,564,911
TOTAL CABLE/SATELLITE TV		7,615,086
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	330,000	331,746
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	34,600
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	2,551,028
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	994,389
TOTAL CONTAINERS		3,545,417
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	5,000,000	4,819,377
7% 6/15/25 (h)	1,050,000	1,024,128
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	2,000,000	1,857,400
6.75% 9/15/25 (h)	535,000	506,003
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	997,500	970,687
TOTAL ENERGY		9,177,595
Gaming - 0.6%
Affinity Gaming LLC 6.875% 12/15/27 (h)	1,700,000	1,441,326
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	10,240,000	8,665,446
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,049,681
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,276,064
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	240,000	226,279
4.25% 12/1/26 (h)	345,000	321,859
4.625% 12/1/29 (h)	200,000	182,000
TOTAL GAMING		13,162,655
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	1,028,000	1,002,564
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	933,000	961,578
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	1,725,000	1,733,409
11.625% 8/15/27 (h)	1,205,000	1,208,013
TOTAL LEISURE		2,941,422
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	760,589
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	158,752
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,139,000	1,033,643
PowerTeam Services LLC 9.033% 12/4/25 (h)	5,115,000	4,261,255
TOTAL SERVICES		5,294,898
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	873,030
8.5% 10/30/25 (h)	1,905,000	1,774,742
TOTAL SUPER RETAIL		2,647,772
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	1,100,000	1,015,179
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	1,805,000	1,874,010
TOTAL TECHNOLOGY		2,889,189
Telecommunications - 0.9%
Altice Financing SA 5.75% 8/15/29 (h)	6,000,000	4,719,377
Altice France SA:
5.125% 1/15/29 (h)	855,000	642,884
5.125% 7/15/29 (h)	3,795,000	2,845,275
5.5% 10/15/29 (h)	815,000	621,462
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	1,011,543
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	6,905,000	6,173,001
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	205,000	169,824
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	195,000	171,573
Windstream Escrow LLC 7.75% 8/15/28 (h)	5,100,000	4,155,609
TOTAL TELECOMMUNICATIONS		20,510,548
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	910,000	714,441
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.9244% 10/8/26 (b)(c)(e)	1,396,265	1,412,042
TOTAL NONCONVERTIBLE BONDS (Cost $106,201,155)		97,795,916

Common Stocks - 1.4%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	188,360	1,019,028
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	854
TOTAL CAPITAL GOODS		1,019,882
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	15,697	1,579,589
Lime Tree Bay Ltd. (e)	776	26,174
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,605,763
Energy - 1.1%
California Resources Corp.	182,171	7,926,260
California Resources Corp. warrants 10/27/24 (i)	7,511	94,639
Chesapeake Energy Corp.	129,341	12,205,910
Chesapeake Energy Corp. (i)(j)	928	87,575
Denbury, Inc. (i)	65,094	5,664,480
EP Energy Corp. (e)(i)	15,785	104,812
TOTAL ENERGY		26,083,676
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (e)(i)	341,212	4
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	105,486	1,943,768
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	80,854	80,854
Utilities - 0.1%
TexGen Power LLC (e)(i)	85,051	2,679,107
TOTAL COMMON STOCKS (Cost $15,308,290)		33,413,054

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(i) (Cost $1,123,250)	8,986	5,425,387

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.0%
Bank of America Corp. 5.2% (b)(k) (Cost $465,500)	490,000	474,811

Other - 0.8%
	Shares	Value ($)
Other - 0.8%
Fidelity Direct Lending Fund, LP (j)(l)		17,452,965
Tribune Co. Claim (e)(i)	45,954	30,789

TOTAL OTHER (Cost $17,569,846)		17,483,754

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (m) (Cost $90,869,510)	90,854,873	90,873,044

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $2,452,958,896)	2,316,289,968
NET OTHER ASSETS (LIABILITIES) - 1.3%	31,528,759
NET ASSETS - 100.0%	2,347,818,727

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,616,062 and $3,234,286, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,623,252 or 4.0% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,540,540 or 0.7% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Direct Lending Fund, LP	12/09/21 - 12/30/22	17,524,439

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	65,484,990	312,227,095	286,839,041	730,463	2,622	(2,622)	90,873,044	0.2%
Fidelity Securities Lending Cash Central Fund 4.37%	12,974,125	1,026,196	14,000,321	321	-	-	-	0.0%
Total	78,459,115	313,253,291	300,839,362	730,784	2,622	(2,622)	90,873,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	11,381,951	8,420,658	2,320,002	412,656	(30,564)	922	17,452,965
	11,381,951	8,420,658	2,320,002	412,656	(30,564)	922	17,452,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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